Related party transactions - Narrative (Details)		6 Months Ended
	Sep. 28, 2016	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits		$ 0
Administrative Expenses, Related Party Transactions		$ 6,315,000	$ 6,290,000
Number of vessels		109
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Prior fee payable upon any future vessel sale or purchase	1.00%
Termination fee		$ 0
Reimbursement of expenses		100,000	0
Administrative Fees, Related Party Transactions		5,500,000	5,500,000
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		100,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Crew wages		$ 62,500,000	63,300,000
Reimbursement of expenses			0
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee			700,000
MR [Member] | Construction in progress [member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel		8
Agreement supervision expense		$ 100,000
Restricted Stock [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ 600,000	$ 800,000